Long-Term Debt - Schedule of Movements in Interest bearing Borrowings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Borrowing costs Abstract [Abstract]
Opening balance	$ 1,806	$ 2,372
New loans and borrowings	20	31
Repayments	(757)	(575)
Other	82	(22)
Ending balance	$ 1,151	$ 1,806